Notes to the interim condensed consolidated statement of (income) loss- Other operating income and expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes to the interim condensed consolidated statement of (income) loss
Use of provisions - Inventory	€ 381
Disposals of assets		€ 160
Total other operating income	381	160
Disposals of tangible and intangible fixed assets		(8)
Restructuring expenses	(4,190)
Provisions - Restructuring	(3,106)
Share-based compensation expense	(1,288)
Transaction costs		(14)
Total other operating expenses	(8,583)	(22)
Other operating income (loss)	€ (8,202)	€ 138